Condensed Consolidated Interim Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Reserves	Deficit	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2022	$ 262,047	$ 21,945	$ (106,718)	$ (746)	$ 176,528
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based payment		790			790
Stock options exercised	$ 213	(100)			113
Stock options exercised (in shares)	150,000
Net loss			(1,558)		(1,558)
Currency translation differences for foreign operations				3,617	3,616
Balance at Sep. 30, 2022	$ 262,260	22,635	(108,276)	2,871	179,490
Balance (in shares) at Sep. 30, 2022	166,552,197
Balance at Jun. 30, 2023	$ 272,419	35,888	(148,707)	(224)	159,376
Balance (in shares) at Jun. 30, 2023	172,752,197
Share-based payment		2,740			2,740
Share issuance costs	$ (13)				(13)
Stock options exercised	$ 266	(126)			140
Stock options exercised (in shares)	100,000
Net loss			(9,734)		(9,734)
Currency translation differences for foreign operations				2,816	2,816
Balance at Sep. 30, 2023	$ 272,672	$ 38,502	$ (158,441)	$ 2,592	$ 155,325
Balance (in shares) at Sep. 30, 2023	172,852,197